Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016		Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Amounts attributable to Diebold, Incorporated
(Loss) income from continuing operations, net of tax	$ (20.8)		$ 19.7	$ (0.1)	$ 9.6
Net income (loss) attributable to noncontrolling interests	0.8		1.7	1.1	(1.1)
(Loss) income before discontinued operations, net of tax	(21.6)		18.0	(1.2)	10.7
Income from discontinued operations, net of tax	0.5		4.2	148.3	8.7
Net (loss) income attributable to Diebold, Incorporated	$ (21.1)		$ 22.2	$ 147.1	$ 19.4
Denominator (in millions)
Weighted-average number of common shares used in basic earnings per share	65,200,000		64,900,000	65,100,000	64,800,000
Effect of dilutive shares	0	[1]	700,000	600,000	700,000
Weighted-average number of shares used in diluted earnings per share	65,200,000		65,600,000	65,700,000	65,500,000
Basic (loss) earnings per share
(Loss) income from continuing operations, net of tax	$ (0.33)		$ 0.28	$ (0.02)	$ 0.17
Income from discontinued operations, net of tax	0.01		0.06	2.28	0.13
Net (loss) income attributable to Diebold, Incorporated	(0.32)		0.34	2.26	0.30
Diluted (loss) earnings per share
(Loss) income from continuing operations, net of tax	(0.33)		0.28	(0.02)	0.17
Income from discontinued operations, net of tax	0.01		0.06	2.26	0.13
Net (loss) income attributable to Diebold, Incorporated	$ (0.32)		$ 0.34	$ 2.24	$ 0.30
Anti-dilutive shares (in milllions)
Anti-dilutive shares not used in calculating diluted weighted-average	2,300,000		1,200,000	2,200,000	1,300,000
Incremental Shares Excluded From Dilutive Calculation Due To Resulting in Operating Loss	500,000.0

[1]	Incremental shares of 0.5 shares were excluded from the computation of diluted (loss) earnings per share for the three months ended June 30, 2016, because their effect is anti-dilutive due to the net loss attributable to Diebold, Incorporated.